UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Apollo Residential Mortgage Securities, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to December 31, 2013.

Date of Report (Date of filing): January 28, 2014

Commission File Number of securitizer: 025-01360

Central Index Key Number of securitizer: 0001576556

Michael A. Commaroto

(212) 822-0627

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒1

1 The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on May 15, 2013.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APOLLO RESIDENTIAL MORTGAGE SECURITIES, LLC

By: ARM Manager, LLC, a Delaware limited liability company, as its Manager and authorized agent

Date: January 28, 2014	/s/ Michael A. Commaroto
Name: Michael A. Commaroto
Title: Chief Executive Officer, President